Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2013 Fair Value, Measurements, Recurring Significant Other Observable Inputs (Level 2)	Mar. 31, 2012 Fair Value, Measurements, Recurring Significant Other Observable Inputs (Level 2)	Mar. 31, 2013 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Derivative Assets, at Fair Value	$ 274,000	$ 288,000	$ 0	$ 0	$ 274,000	$ 288,000	$ 0	$ 0
Derivative financial instruments, Liability	$ 17,313,000	$ 21,423,000	$ 0	$ 0	$ 17,313,000	$ 21,423,000	$ 0	$ 0